Schedule of Interest Rate Risk (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Finance lease liabilities, current	$ 67,372	$ 84,959
Finance lease liabilities, non-current	114,495	216,373
Bank borrowings, current	3,818,453	3,823,633
Bank borrowings, non-current	3,818,453	3,823,633
Fixed Rate Borrowings [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Bank borrowings, current		51,905
Bank borrowings, non-current
Floating Rate Borrowings [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Bank borrowings, current	3,818,453	3,771,728
Bank borrowings, non-current	$ 3,033,780	$ 1,498,485